Cash and bank balances	6 Months Ended
Jun. 30, 2023
Cash and bank balances
Cash and bank balances

8Cash and bank balances

For the purpose of the cash flow statement, cash and cash equivalents comprise the following:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Cash in hand	6,597	1,495
Cash at banks	370,171	1,536,852
	376,768	1,538,347

For the purpose of the cash flow statement, cash and cash equivalents comprise the following:

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Cash attributable to continued operations	376,768	1,538,347
Cash attributable to discontinued operations	541,756	1,157,929
	918,524	2,696,276